COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2021, commitments outstanding for the purchases of property, plant and equipment approximated $58.2 million, which will be due subsequent to receipt of the purchases.

In December 2021, Xinjiang Daqo, the Company’s subsidiary, signed the framework agreement with the government of Baotou city that, the Company plans to build polysilicon projects for the solar industry with a total annual production capacity of 200,000 metric tons("MT"), polysilicon projects for the semiconductor industry with a total annual capacity of 21,000 MT, silicon metal projects with a total annual capacity of 300,000 MT and silicone projects with a total annual capacity of 200,000 MT in Baotou city.

Regarding the polysilicon project for the solar and semiconductor industries, the Company plans to invest in two phases. The first phase is to build 100,000 MT polysilicon project for the solar industry and a 1,000 MT polysilicon project for the semiconductor industry with an estimated investment of about RMB8.55 billion. It will be started in the first quarter of 2022 and put into operation in the second quarter of 2023. The timetable for the second phase will be determined according to market conditions in the future.

As of December 31, 2021, almost all capital expenditure contracts related to Baotou project have not been signed with suppliers.